Shareholder Report, Holdings (Details) - C000241219	Jun. 30, 2026
FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	11.70%
FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.60%
FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	8.90%
FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_42250P103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%